Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans at year end
Loans and Leases Receivable, Gross	$ 269,076	$ 217,494
Unearned and deferred income	(137)	(379)
Allowance for loan losses	(3,400)	(3,163)	(2,585)	(2,906)
Loans and leases receivable, net amount	265,539	213,952
Commercial real estate [Member] | Commercial real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	59,484	55,520
Secured by farm land [Member] | Commercial real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	23,161	11,609
Construction and Land Development [Member] | Commercial real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	8,682	4,822
Construction and Land Development [Member] | Residential real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	959	683
Commercial and industrial [Member] | Commercial [Member]
Loans at year end
Loans and Leases Receivable, Gross	37,138	30,165
Agricultural production [Member] | Commercial [Member]
Loans at year end
Loans and Leases Receivable, Gross	12,107	3,721
One-to-four Family [Member] | Residential real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	69,364	56,261
Multifamily [Member] | Residential real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	18,660	17,041
Home Equity [Member] | Residential real estate [Member]
Loans at year end
Loans and Leases Receivable, Gross	31,218	30,086
Auto Direct [Member] | Consumer [Member]
Loans at year end
Loans and Leases Receivable, Gross	5,436	3,866
Auto Indirect [Member] | Consumer [Member]
Loans at year end
Loans and Leases Receivable, Gross	1,087	2,740
Other [Member] | Consumer [Member]
Loans at year end
Loans and Leases Receivable, Gross	$ 1,780	$ 980